Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Comprehensive Income
Net income (loss)	$ 4,531	$ (2,180)	$ 6,896
Items that will not be subsequently reclassified to income statement
Translation adjustments	(9,160)	(1,677)	(6,762)
Retirement benefit obligations	(88)	(126)	41
Fair value adjustment to investment in equity securities	101	(184)	60
Transfer to reserve			(16)
Total items that will not be subsequently reclassified to income statement, net of tax	(9,147)	(1,987)	(6,677)
Items that may be subsequently reclassified to income statement
Translation adjustment	4,203	1,111	3,899
Net investments hedge	(578)	(74)	(543)
Cash flow hedge	(105)	102
Transfer of realized results to net income	135		(78)
Total of items that may be subsequently reclassified to income statement, net of tax	3,655	1,139	3,278
Total comprehensive income (loss)	(961)	(3,028)	3,497
Comprehensive income (loss) attributable to noncontrolling interests	(318)	(512)	(84)
Comprehensive income (loss) attributable to Vale's stockholders	(643)	(2,516)	3,581
From continuing operations	(643)	(2,516)	3,589
From discontinued operations			(8)
Comprehensive income (loss) attributable to Vale's stockholders	$ (643)	$ (2,516)	$ 3,581